Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Discontinued Operations [Abstract]
Number of communities sold	1				5
Number of units sold					353
Number of office building sold	1
Sales price of communities sold	$ 23,400				$ 38,000
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of real estate	8,382		0		8,626
Schedule of components from discontinued operations [Abstract]
Revenues	4,081	[1]	5,453	[1]	7,504	[1]
Property operating expenses	(1,861)	[1]	(2,342)	[1]	(3,007)	[1]
Depreciation and amortization	(1,115)		(1,491)		(1,980)
Expenses	(2,976)		(3,833)		(4,987)
Operating income from real estate sold	1,105		1,620		2,517
Gain on sale of real estate	8,382		0		8,626
Internal disposition costs	(839)		0		(683)
Income (loss) from discontinued operations	$ 8,648		$ 1,620		$ 10,460

[1]	For 2011, 2010 and 2009, discontinued operations consisted of the operating results of Woodland Colonial and Clarendon properties sold in 2011 and the operating results of Tierra del Sol/Norte and Alpine Country which were sold in 2012.